Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 365	$ 321
Investment securities	621	604
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $3.6 billion in 2016 and 2015)	4,378	4,300
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015)	0	1,703
Real estate loans	517	538
Retail sales finance	19	23
Net finance receivables	4,914	6,564
Unearned insurance premium and claim reserves	(245)	(250)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $113 million in 2016 and $128 million in 2015)	(217)	(224)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,452	6,090
Finance receivables held for sale	776	793
Notes receivable from parent and affiliates	3,775	3,804
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $212 million in 2016 and $282 million in 2015)	225	295
Other assets	287	281
Total assets	10,501	12,188
Liabilities and Shareholder's Equity
Long-term debt (includes debt of consolidated VIEs of $3.1 billion in 2016 and $5.5 billion in 2015)	7,187	9,582
Note payable to affiliate	374	0
Insurance claims and policyholder liabilities	228	230
Deferred and accrued taxes	181	128
Other liabilities	266	216
Total liabilities	8,236	10,156
Commitments and contingent liabilities
Shareholder's equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 and 10,160,020 shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively	5	5
Additional paid-in capital	800	789
Accumulated other comprehensive loss	(17)	(24)
Retained earnings	1,477	1,341
Springleaf Finance Corporation shareholder’s equity	2,265	2,111
Non-controlling interests	0	(79)
Total shareholder’s equity	2,265	2,032
Total liabilities and shareholder’s equity	$ 10,501	$ 12,188